Putnam
Tax-Free
Insured
Fund

SEMIANNUAL REPORT
January 31, 1998

[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights

* "Municipal bonds should also play a part in most bond portfolios, especially those of investors in higher tax brackets, because many are currently trading at sizable discounts to comparable Treasurys."
                          -- The Wall Street Journal, January  30, 1998

* "Since the fund's entire portfolio is either insured or composed of Aaa-rated government obligations, it is important to know that bond insurance companies like FGIC, MBIA, and AMBAC have experienced solid financial performance."
                          -- Richard P. Wyke, manager,
                             Putnam Tax-Free Insured Fund

CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

11 Portfolio holdings

19 Financial statements


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[COPYRIGHT] Karsh, Ottawa

Dear Shareholder:

It might be difficult to conceive how the continuing turmoil in the international securities markets could possibly affect municipal bonds to any measurable degree. Yet the flight of global investors to the comparative safety of U.S. bonds, especially following the Asian currency troubles last fall, swept the U.S. fixed-income market to new highs, catching tax-free bonds in the updraft. Putnam Tax-Free Insured Fund was clearly among the beneficiaries of this phenomenon during the first half of its current fiscal year.

Since the tax-exempt market did not rise quite as far as the U.S. Treasury securities that commanded most of the recent investor attention, yields on municipal securities did not fall as far. Because of this inverse relationship of yields and prices, as Fund Manager Richard Wyke explains in the following report, tax-free yields stood near 90% of yields on comparable Treasuries at period's end, making them all the more attractive on an after-tax basis.

In his report, Rick discusses fund performance in general during the first half of fiscal 1998 and then looks at prospects for the remaining half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
March 18, 1998



Report from the Fund Manager
Richard P. Wyke

Although somewhat insulated from the turmoil of the Asian crisis, the municipal bond market benefited along with Treasuries as long-term interest rates fell over the past six months. Because Putnam Tax-Free Insured Fund was positioned defensively for much of the period, the fund did not fully participate in this fall's widespread bond rallies. However, performance remains solid with class A shares turning in 3.40% at net asset value
(-1.49% at public offering price) for the six months ended January 31, 1998.

The Lehman Brothers Municipal Bond Index, an unmanaged index of long-term investment-grade bonds that include uninsured as well as insured bonds, reported a return of 4.02% for the same period. However, as you know, the increased credit safety of an insured bond usually results in a slightly lower return relative to comparable uninsured bonds. While you can find complete performance details on pages 8 and 9, an explanation of your fund's key strategies and positioning follows.

* ASIAN CRISIS REINFORCES DEFENSIVE POSITIONING

In October, Asian central banks were forced to liquidate reserves when faced with an unanticipated equity and currency weakness. Responding to low inflation levels and expectations that this crisis would weaken the U.S. economy, long-term interest rates fell sharply over the period. Volatility increased in virtually every sector of the financial markets, including the municipal bond market, and our reaction was to maintain our defensive posture. This seemed even wiser when short-term rates began to rise slightly at the same time. As it turned out, when the Federal Reserve Board met in November, it did not raise interest rates in deference to the fragile condition of capital markets worldwide.

While bond prices skyrocketed during the turmoil and uncertainty, your fund's defensive duration of 6.8 years was shorter than that of its benchmark. Duration, which is measured in years, indicates a bond portfolio's sensitivity to changes in interest rates. While shorter durations can help preserve portfolio value as interest rates rise, they may also cost the fund some of its return potential -- and this proved to be the case over the period. To correct this, as we have opportunities to lengthen duration on market dips, we will focus on slightly longer-term bonds and seek to lock in higher yields, moderating but not relinquishing our defensive outlook.

* BOND INSURANCE COMPANIES FINANCIALLY SECURE

Since the fund's entire portfolio is either insured or composed of Aaa-rated government obligations, it is important to know that bond insurance companies like FGIC, MBIA, and AMBAC have experienced solid financial performance. These companies have benefited from prerefundings on some of the bonds they insured, shortening the amount of time that insurance is needed. With a prerefunding, the issuer floats a second bond at a lower interest rate to pay off an older bond at its first call date. Proceeds from the new bond are invested in top-quality instruments such as U.S. Treasury securities, improving the creditworthiness of the older bond and making the insurance unnecessary. Since the insurance premiums are paid up front for coverage over a certain time period, a prerefunding means a much lower risk of loss for the insurer. In addition, bond insurance companies have diversified into other areas of insurance, making the companies less dependent on their municipal business.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Utilities                                      22.7%

Transportation                                 15.3%

Health care                                    11.6%

Education                                      10.0%

Housing                                         8.2%

Footnote reads:
*Based on net assets as of 1/31/98. Sector allocations will vary over time.


Insured bonds are the main commodities of the municipal market with 75% of issuers obtaining insurance, up from 26% at the beginning of the decade. The growing popularity of insurance stems from the fact that issuers desire this enhancement, sometimes more than they need it.

* BULLETED MATURITIES AND IMPROVED CALL STRUCTURE PLAY KEY ROLES

We have relied upon three basic strategies to manage your fund: bulleting maturities, depending on the strength of individual issuer names, and improving call risk. With a bulleted structure, our goal is to place a majority of the fund's maturities in the 10- to 15-year range on the yield curve. This is the location on the yield curve at which bonds currently carry the most value -- in other words, the point at which we believe your investment dollars will go the furthest with regard to both current yield and appreciation potential.

Secondly, we are de-emphasizing some of our focus on the higher-tax states such as California and New York. Issues from these states have performed well in the past, but without much market volatility, the opportunity to generate profits by moving between the states has fallen. We have found more value and lower costs in electric power deals, such as Washington Public Power, South Carolina Public Power, and Municipal Electric Power of Georgia. Of course, while these securities were viewed favorably during the period, all holdings are subject to review in accordance with the fund's investment strategy and may vary in the future.

A third key strategy for improving performance is to reduce call risk within the fund. Callable bonds carry the option of being redeemed or called away by the issuer at a certain future date. Bonds are normally called away if interest rates fall to a level below that at which the bonds were issued. By seeking longer call dates whenever we reinvest assets from a bond that has been called, we are working to extend call dates on all holdings and build a more durable income stream for the fund.

[GRAPHIC OMITTED: Worm Chart Yield Curves]

YIELD CURVES OF TAXABLE
AND TAX-FREE BONDS

[PLOT POINTS]


         Taxable
       Equivalent             Municipal           Treasury
      for Municipals            Yields             Yields

1 Yr      6.026%                3.640%             5.210%
2 Yr      6.192%                3.740%             5.300%
3 Yr      6.358%                3.840%             5.320%
4 Yr      6.523%                3.940%             5.400%
5 Yr      6.689%                4.040%             5.370%
7 Yr      6.887%                4.160%             5.470%
10 Yr     7.185%                4.340%             5.510%
15 Yr     7.815%                4.720%             5.690%
20 Yr     8.063%                4.870%             5.870%
25 Yr     8.113%                4.900%             5.835%
30 Yr     8.146%                4.920%             5.800%

Footnote reads:
Chart compares yields of U.S. Treasury securities and tax-free Aaa-rated municipal bonds of varying maturities on 1/31/98. The taxable-equivalent yield for municipal bonds assumes the maximum 39.6% federal income tax rate. Returns would not be as advantageous for investors in lower tax brackets. No assurances can be made that the fund will attain any particular yield. Unlike municipal bonds, principal and interest payments on U.S. Treasury securities are backed by the full faith and credit of the U.S. government; market prices and investment returns will vary and are not guaranteed. Source: Bloomberg.

* CAUTION PREVAILS AS WE LOOK AHEAD

Moving into 1998, we expect a perceptible slowdown in the U.S. economic growth rate in reaction to the financial crisis in Asia. We also believe that interest rates have reached a cyclical low and may begin to move modestly higher later in the year, primarily the result of high levels of employment and wage pressure. Therefore we plan to maintain our slightly defensive stance on duration. We are confident that our basic strategies of careful security selection and call risk reduction can produce solid performance for the fund over the challenging year ahead.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/98, there is no guarantee the fund will continue to hold these securities in the future. Shares of the fund are not insured and their price will fluctuate with market conditions.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Tax-Free Insured Fund is designed for investors seeking high current income free from federal income tax through investments in insured and Aaa-rated tax-exempt securities.

TOTAL RETURN FOR PERIODS ENDED 1/31/98
                          Class A             Class B              Class M
(inception date)         (9/20/93)           (9/9/85)             (6/1/95)
                        NAV       POP      NAV       CDSC     NAV         POP
------------------------------------------------------------------------------
6 months               3.40%    -1.49%     3.50%    -1.50%     3.25%    -0.11%
------------------------------------------------------------------------------
1 year                 9.14      3.96      9.16      4.16      8.80      5.24
------------------------------------------------------------------------------
5 years               37.79     31.22     35.16     33.16     35.10     30.73
Annual average         6.62      5.58      6.21      5.89      6.20      5.51
------------------------------------------------------------------------------
10 years             104.03     94.40    100.12    100.12    100.04     93.61
Annual average         7.39      6.87      7.18      7.18      7.18      6.83
------------------------------------------------------------------------------
Life of fund         167.65    154.85    162.52    162.52    162.41    153.91
Annual average         8.27      7.84      8.10      8.10      8.10      7.81
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/98
                                             Lehman Bros.          Consumer
                                        Municipal Bond Index     Price Index
------------------------------------------------------------------------------
6 months                                        4.02%                0.69%
------------------------------------------------------------------------------
1 year                                         10.12                 1.57
------------------------------------------------------------------------------
5 years                                        42.49                13.32
Annual average                                  7.34                 2.53
------------------------------------------------------------------------------
10 years                                      122.40                39.67
Annual average                                  8.32                 3.40
------------------------------------------------------------------------------
Life of fund                                  198.46                49.63
Annual average                                  9.20                 3.30
------------------------------------------------------------------------------
Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1- and 5-year periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class A and class M shares for periods prior to their inception are derived from the historical performance of class B shares, adjusted in the case of public offering price to reflect the initial sales charge currently applicable to each class, but have not been adjusted to reflect differences in expenses, which are lower for class A and M shares than for class B shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION
6 months ended 1/31/98

                              Class A          Class B         Class M
------------------------------------------------------------------------------
Distributions (number)           7                7               7
------------------------------------------------------------------------------
Income                       $0.378316        $0.394347       $0.354776
------------------------------------------------------------------------------
Capital gains1                  --               --                --
------------------------------------------------------------------------------
Long-term                     0.022000         0.022000        0.022000
------------------------------------------------------------------------------
Short-term                    0.027000         0.027000        0.027000
------------------------------------------------------------------------------
   Total                     $0.427316        $0.443347       $0.403776
------------------------------------------------------------------------------
Share value:                     NAV       POP       NAV       NAV       POP
------------------------------------------------------------------------------
7/31/97                        $15.50    $16.27    $15.52    $15.50    $16.02
------------------------------------------------------------------------------
1/31/98                         15.59     16.37     15.61     15.59     16.11
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate2           4.75%     4.53%     4.95%     4.45%     4.31%
------------------------------------------------------------------------------
Taxable equivalent3              7.86      7.50      8.20      7.37      7.14
------------------------------------------------------------------------------
Current 30-day SEC yield4        4.44      4.22      4.65      4.13      4.00
------------------------------------------------------------------------------
Taxable equivalent3              7.35      6.99      7.70      6.84      6.62
------------------------------------------------------------------------------
1 Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.
2 Income portion of most recent distribution, annualized and divided by
  NAV or POP at end of period.
3 Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.
4 Based only on investment income, calculated using SEC guidelines.


TOTAL RETURN FOR PERIODS ENDED 12/31/97
(most recent calendar quarter)
                               Class A           Class B            Class M
                            NAV       POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
6 months                    5.62%    0.62%    5.65%    0.65%    5.39%    1.95%
------------------------------------------------------------------------------
1 year                      8.34     3.22     8.24     3.24     7.94     4.42
------------------------------------------------------------------------------
5 years                    38.09    31.56    35.33    33.33    35.34    30.94
Annual average              6.67     5.64     6.24     5.92     6.24     5.54
------------------------------------------------------------------------------
10 years                  111.04   101.00   106.85   106.85   106.84   100.08
Annual average              7.75     7.23     7.54     7.54     7.54     7.18
------------------------------------------------------------------------------
Life of fund              165.38   152.69   160.08   160.08   160.08   151.66
Annual average              8.25     7.82     8.07     8.07     8.07     7.79
------------------------------------------------------------------------------
Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


Portfolio of investments owned
January 31, 1998 (Unaudited)


              Key to Abbreviations
              AMBAC      -- AMBAC Indemnity Corporation
              BIGI       -- Bond Investors Guaranty Insurance
              COP        -- Certificate of Participation
              FGIC       -- Financial Guaranty Insurance Company
              FHA Insd.  -- Federal Housing Administration Insured
              FSA        -- Financial Security Assurance
              GNMA Coll. -- Government National Mortgage Association Collateralized
              G.O. Bonds -- General Obligation Bonds
              IFB        -- Inverse Floating Rate Bonds
              IF COP     -- Inverse Floating Rate Certificate of Participation
              MBIA       -- Municipal Bond Investors Assurance Corporation
              VRDN       -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES  (99.1%) *
PRINCIPAL AMOUNT                                                               RATINGS**               VALUE

Alabama (0.6%)
------------------------------------------------------------------------------------------------------------
     $3,000,000  Alabama A&M U. Rev. Bonds, MBIA, 6 1/2s,
                   11/1/25                                                     Aaa            $    3,416,250

Alaska (1.1%)
------------------------------------------------------------------------------------------------------------
      6,000,000  AK Hsg. Fin. Corp. Rev. Bonds, Ser. A, MBIA, 5.9s,
                   12/1/19                                                     Aaa                 6,322,500

Arizona (1.5%)
------------------------------------------------------------------------------------------------------------
                 AZ State Muni. Fin. Program COP
      1,000,000    Ser. 31, BIGI, 7 1/4s, 8/1/09                               Aaa                 1,250,000
      5,700,000    Ser. 34, BIGI, 7 1/4s, 8/1/09                               Aaa                 7,125,000
                                                                                              --------------
                                                                                                   8,375,000

California (13.0%)
------------------------------------------------------------------------------------------------------------
                 Anaheim, Pub. Fin. Auth. Lease Rev. Bonds,
                   Ser. C, FSA
      2,500,000    6s, 9/1/10                                                  Aaa                 2,859,375
      2,000,000    6s, 9/1/08                                                  Aaa                 2,287,500
      4,000,000  CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.),
                   Ser. Q, MBIA, 5.85s, 8/1/16                                 Aaa                 4,235,000
      9,500,000  CA State G.O. Bonds, MBIA, 5 1/2s, 4/1/12                     Aaa                10,414,375
      3,000,000  CA Statewide Cmnty. Dev. Auth.
                   Step-up Recovery Floater COP
                   (Motion Picture & TV Fund),
                   AMBAC, 5.35s, 1/1/24                                        Aaa                 3,071,250
                 Los Angeles Cnty. Trans. Comm. Sales Tax Rev. Bonds
      2,500,000    Ser. A, FGIC, 6 3/4s, 7/1/20                                Aaa                 2,765,625
      4,000,000    (Proposition C), Ser. A, MBIA, 6 3/4s, 7/1/19               Aaa                 4,510,000
      3,455,000    (Proposition C), Ser. A, MBIA, 6 1/2s, 7/1/20               Aaa                 3,856,644
      3,000,000    Ser. B, AMBAC, 6 1/2s, 7/1/13                               Aaa                 3,262,500
                 Los Angeles Cnty., Pub. Wks. Fin. Auth. Lease
                   Rev. Bonds
      5,000,000     Ser. A, MBIA, 5.2s, 9/1/09                                  Aaa                5,293,750
      3,500,000    (Multiple Cap. Fac.), Ser. B, AMBAC, 5 1/8s,
                   12/1/17                                                     Aaa                 3,539,375
      5,000,000  Sacramento Muni. Util. Dist. Elec. Rev. Bonds,
                   Ser. Y, MBIA, 6 3/4s, 9/1/19                                Aaa                 5,550,000
      2,000,000  San Diego Cnty., Wtr. Auth. IF COP, FGIC,
                   7.535s, 4/23/08                                             Aaa                 2,455,000
      5,000,000  San Diego, Regl. Bldg. Auth. Lease Rev. Bonds,
                    MBIA, 6.9s, 5/1/23                                         Aaa                 5,268,750
      1,200,000  San Jacinto, U. School Dist. VRDN COP, 3 1/2s,
                   9/1/27                                                      VMIG1               1,200,000
      3,680,000  Santa Ana, Fin. Auth. Lease Rev. Bonds
                   (Police Admin. & Hldg. Fac.), Ser. A, MBIA,
                   6 1/4s, 7/1/17                                              Aaa                 4,324,000
                 U. of CA Rev. Bonds
      6,300,000    (Multi-Purpose), Ser. A, MBIA, 6 7/8s, 9/1/16               Aaa                 7,158,375
      1,700,000    Ser. A, MBIA, 5s, 11/1/13                                   Aaa                 1,712,750
                                                                                              --------------
                                                                                                  73,764,269

Colorado (3.5%)
------------------------------------------------------------------------------------------------------------
      4,224,000  CO Hlth. Fac. Auth. Rev. Bonds (Cmnty. Provider
                   Pooled Loan Program), Ser. A, FSA, 7 1/4s,
                   7/15/17                                                     Aaa                 4,635,840
                 Denver, City & Cnty. Arpt. Rev. Bonds, Ser. C, MBIA
      1,125,000    6 3/4s, 11/15/22                                            Aaa                 1,244,531
      1,750,000    6 3/4s, 11/15/13                                            Aaa                 1,940,313
                 Denver, City & Cnty. Arpt. Rev. Bonds,
                   Prerefunded, Ser. C, MBIA
        375,000    6 3/4s, 11/15/22                                            Aaa                   422,344
        250,000    6 3/4s, 11/15/13                                            Aaa                   281,563
      3,890,000  El Paso Cnty., Home Mtge. Rev. Bonds, Ser. A,
                   GNMA Coll., 8s, 3/1/21                                      Aaa                 4,006,155
      6,000,000  Jefferson Cnty., School Dist. G.O. Bonds, MBIA,
                   6 1/2s, 12/15/10                                            Aaa                 7,155,000
                                                                                              --------------
                                                                                                  19,685,746

Delaware (1.0%)
------------------------------------------------------------------------------------------------------------
      5,000,000  DE State Econ. Dev. Auth. Poll. Control Rev.
                   Bonds (Delmarva Pwr.), Ser. B, FGIC, 7.15s,
                   7/1/18                                                      Aaa                 5,537,500

District of Columbia (1.7%)
------------------------------------------------------------------------------------------------------------
      8,875,000  DC G.O. Bonds, Ser. A, MBIA, 6s, 6/1/11                       Aaa                 9,917,813

Florida (8.5%)
------------------------------------------------------------------------------------------------------------
      5,855,000  Brevard Cnty., School Board COP, Ser. A,
                   AMBAC, 5 1/2s, 7/1/09                                       Aaa                 6,418,544
      3,685,000  FL Hsg. Fin. Agcy. Home Ownership Rev. Bonds,
                   Ser. 1987 G2, Class B, GNMA Coll., 8.595s,
                   11/1/18                                                     AAA                 4,343,694
     13,675,000  Hernando Cnty., Rev. Bonds (Criminal Justice
                   Complex Fin.), FGIC, 7.65s, 7/1/16                          Aaa                18,478,340
      5,500,000  Orange Cnty., Hlth. Fac. Auth. IFB, Ser. 91-C, MBIA,
                   8.857s, 10/29/21                                            Aaa                 6,661,875
      5,000,000  Orlando & Orange Cnty., Expressway Auth. Rev.
                   Bonds (Expwy. Rev.), FGIC, 8 1/4s, 7/1/14                   Aaa                 7,050,000
      4,000,000  Sumter Cnty., School Dist. Rev. Bonds (Multi Dist.
                   Loan Program), FSA, 7.15s, 11/1/15                          Aaa                 5,115,000
                                                                                              --------------
                                                                                                  48,067,453

Georgia (4.9%)
------------------------------------------------------------------------------------------------------------
                 GA Muni. Elec. Auth. Pwr. Rev. Bonds
      5,130,000    MBIA, 6 1/2s, 1/1/12                                        Aaa                 6,040,575
      5,500,000    Ser. Y, AMBAC, 6.4s, 1/1/13                                 AAA                 6,503,750
      7,500,000  GA Muni. Elec. Auth. Rev. Bonds, Ser. B, AMBAC,
                   6 1/4s, 1/1/12                                              Aaa                 8,737,500
      5,700,000  GA Muni. Elec. Auth. Pwr. Rev Bonds, Ser. A, FSA,
                   5 1/2s, 1/1/12                                              Aaa                 6,205,875
                                                                                              --------------
                                                                                                  27,487,700

Illinois (3.3%)
------------------------------------------------------------------------------------------------------------
      7,500,000  Chicago, Board of Ed. G.O.Bonds, Ser. A, AMBAC,
                   5 1/4s, 12/1/27                                             Aaa                 7,509,375
      2,600,000  Chicago, Central Pub. Library Rev. Bonds, Ser. B,
                   AMBAC, 6.85s, 1/1/17                                        Aaa                 2,918,500
      2,670,000  Chicago, Res. Recvy. Mtge. Rev. Bonds, Ser. B,
                   MBIA, 10/1/09                                               Aaa                 1,191,488
      5,000,000  Regional Trans. Auth. Rev. Bonds, Ser. A, AMBAC,
                   8s, 6/1/17                                                  Aaa                 6,937,500
                                                                                              --------------
                                                                                                  18,556,863

Indiana (1.6%)
------------------------------------------------------------------------------------------------------------
      7,500,000  IN Hlth. Fac. Fin. Auth. Hosp. Rev. Bonds
                   (Columbus Regl. Hosp.), FSA, 7s, 8/15/15                    Aaa                 9,159,375

Louisiana (0.4%)
------------------------------------------------------------------------------------------------------------
      1,756,133  East Baton Rouge, Mtge. Fin. Auth. Single Fam.
                   Mtge. Rev. Bonds (Mortgage-Backed
                   Securities Program), Ser. B, GNMA Coll.,
                   8 1/4s, 2/25/11                                             Aaa                 1,966,869

Michigan (2.8%)
------------------------------------------------------------------------------------------------------------
      2,945,000  Battle Creek, Downtown Dev.TAN, MBIA,
                   5s, 5/1/17                                                  AAA                 2,930,275
      4,530,000  Grand Valley, State U. Rev. Bonds, MBIA,
                   5 1/4s, 10/1/22                                             AAA                 4,580,963
                 MI State Strategic Fund Ltd. Oblig. Rev. Bonds
      4,000,000    (Detroit Edison), Ser. BB, AMBAC, 7s, 5/1/21                Aaa                 5,150,000
      2,750,000    Ser. AA, FGIC, 6.95s, 5/1/11                                Aaa                 3,399,688
                                                                                              --------------
                                                                                                  16,060,926

Missouri (2.1%)
------------------------------------------------------------------------------------------------------------
      2,500,000  MO State Hlth. & Edl. Fac. Auth. Hlth. Fac. Rev.
                   Bonds (Heartland Hlth. Sys. Project), AMBAC,
                   6.35s, 11/15/17                                             Aaa                 2,737,500
                 Sikeston Elec. Rev. Bonds MBIA
      3,020,000    6 1/4s, 6/1/22                                              Aaa                 3,333,325
      5,000,000    6s, 6/1/14                                                  Aaa                 5,706,250
                                                                                              --------------
                                                                                                  11,777,075

Nebraska (2.6%)
------------------------------------------------------------------------------------------------------------
                 NE Investment Fin. Auth. Single Fam. Mtge. IFB
      2,200,000    Ser. B, GNMA Coll., 11.358s, 3/15/22                        Aaa                 2,477,750
      4,200,000    Ser. 2, GNMA Coll., 11.379s, 9/10/30                        Aaa                 4,767,000
      4,010,000  NE Investment Fin. Auth. Single Fam. Mtge.
                   Rev. Bonds, Ser. 1, MBIA, 8 1/8s, 8/15/38                   Aaa                 4,136,756
      3,000,000  NE Investment Fin. Auth. Hosp. IFB, MBIA,
                   9.386s, 12/8/16                                             Aaa                 3,611,250
                                                                                              --------------
                                                                                                  14,992,756

Nevada (1.3%)
------------------------------------------------------------------------------------------------------------
      5,800,000  Clark Cnty., School Dist. G.O. Bonds, Ser. A, MBIA,
                   7s, 6/1/10 #                                                Aaa                 7,155,750

New Hampshire (0.6%)
------------------------------------------------------------------------------------------------------------
      2,500,000  NH State Tpk. Sys. IFB, FGIC, 9.384s, 11/1/17                 Aaa                 3,356,250

New Jersey (2.8%)
------------------------------------------------------------------------------------------------------------
      3,000,000  Middlesex Cnty., Utils. Auth. Swr. IFB, Ser. A, MBIA,
                   6.25s, 8/15/10                                              Aaa                 3,513,750
      5,020,000  NJ State Tpk. Auth. Rev. Bonds, Ser. C, MBIA,
                   6 1/2s, 1/1/16                                              Aaa                 6,061,650
      6,000,000  NJ State Trans. Fund Auth. Rev. Bonds, Ser. A,
                   AMBAC, 5 1/4s, 6/15/09                                      Aaa                 6,367,500
                                                                                              --------------
                                                                                                  15,942,900

New Mexico (0.1%)
------------------------------------------------------------------------------------------------------------
        755,000  NM Mtge. Fin. Auth. Single Fam. Mtge. Rev. Bonds,
                   Ser. C, FGIC, 8 1/2s, 7/1/07                                Aaa                   776,155
New York (13.5%)
------------------------------------------------------------------------------------------------------------
                 Metropolitan Trans. Auth. Commuter Fac.
                   Rev. Bonds
      7,425,000    Ser. A, MBIA, 5.7s, 7/1/17                                  Aaa                 8,009,719
      4,500,000    Ser. B, AMBAC, 5s, 7/1/17                                   Aaa                 4,455,000
      4,500,000  Metropolitan Trans. Auth. Rev. Bonds, Ser. A,
                   MBIA, 5.7s, 7/1/17                                          Aaa                 4,854,375
      8,300,000  NY City, G.O. Bonds, Ser. L, MBIA, 8s, 8/1/06                 Aaa                10,468,375
     11,325,000  NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds,
                   Ser. A, FGIC, 5 1/8s, 6/15/17                               Aaa                11,353,313
                 NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev.
                   Bonds, Ser. B, FGIC
      7,265,000    7 1/2s, 6/15/11                                             Aaa                 9,362,769
      2,735,000    7 1/2s, 6/15/11 (Prerefunded)                               Aaa                 3,487,125
      5,500,000  NY State Dorm. Auth. Rev. Bonds (Mt. Sinai
                   Medical School), Ser. A, MBIA, 5s, 7/1/21                   Aaa                 5,390,000
      3,000,000  NY State Energy Res. & Dev. Auth. IFB, MBIA,
                   7.538s, 7/8/26                                              Aaa                 3,123,750
      9,750,000  NY State Energy Res. & Dev. Auth. Poll. Control
                   Rev. Bonds (Niagara Mohawk Pwr. Corp.),
                   Ser. A, FGIC, 7.2s, 7/1/29                                  Aaa                11,358,750
      5,000,000  Triborough Bridge & Tunnel Auth. Special
                   Obligation VRDN, FGIC, 1.85s, 1/1/24                        VMIGI               5,000,000
                                                                                              --------------
                                                                                                  76,863,176

North Carolina (0.8%)
------------------------------------------------------------------------------------------------------------
      4,000,000  NC Muni. Pwr. Agcy. IFB (No 1 Catawba Elec.),
                   MBIA, 6.925s, 1/1/20                                        Aaa                 4,270,000

Ohio (1.4%)
------------------------------------------------------------------------------------------------------------
                 OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds
      2,094,000    Ser. B, GNMA Coll., 8 1/4s, 12/15/19                        Aaa                 2,182,932
      4,700,000    Ser. C, GNMA Coll., 8 1/8s, 3/1/20                          Aaa                 4,917,798
      4,110,000    Ser. 85-A, FGIC, zero %, 1/15/15                            Aaa                   755,213
                                                                                              --------------
                                                                                                   7,855,943

Oklahoma (0.8%)
------------------------------------------------------------------------------------------------------------
      4,230,000  OK Hsg. Fin. Agy. Single Fam. Rev. Bonds, Ser. A,
                   GNMA Coll., 8 1/4s, 12/1/20                                 Aaa                 4,363,287

Pennsylvania (5.7%)
------------------------------------------------------------------------------------------------------------
      2,000,000  Keystone Oaks, School Dist IFB, AMBAC, 7.734s,
                   9/1/16                                                      Aaa                 2,347,500
      2,000,000  Montgomery Cnty., Higher Ed. & Hlth. Auth. Hosp.
                   Rev. Bonds (Sacred Heart Hosp. Norristown),
                   Ser. A, BIGI, 6.8s, 2/1/13                                  Aaa                 2,035,100
      5,000,000  PA State COP, Ser. A, AMBAC, 5s, 7/1/15                       Aaa                 4,968,750
      6,045,000  Philadelphia, Muni. Auth. Rev. Bonds, FGIC, 7.8s,
                   4/1/18                                                      Aaa                 6,528,600
      3,000,000  Philadelphia, Regl. Port Auth. Lease IFB
                   (Kidder Mvrics), MBIA, 8.12s, 9/1/13                        Aaa                 3,543,750
     10,500,000  Pittsburgh, G.O. Bonds, AMBAC, 5 1/4s, 9/1/18                 Baa                10,631,250
      2,000,000  Schuylkill Cnty., Redev. Auth. Lease Rev. Bonds,
                   Ser. A, FGIC, 7 1/8s, 6/1/13                                Aaa                 2,230,000
                                                                                              --------------
                                                                                                  32,284,950

South Carolina (2.0%)
------------------------------------------------------------------------------------------------------------
                 Piedmont, Muni. Pwr. Agcy. Rev. Bonds, Ser. A,
                   MBIA
      1,500,000    5 1/2s, 1/1/12                                              Aaa                 1,612,500
      1,100,000    5 1/4s, 1/1/12                                              Aaa                 1,156,375
      3,500,000  SC Jobs Econ. Dev. Auth. Hosp. Fac. IFB
                   (St. Francis Hosp.-Franciscan Sisters), AMBAC,
                   7.02s, 8/1/15                                               Aaa                 3,701,250
      5,000,000  SC State Pub. Svcs. Auth. Rev. Bonds, Ser. A, MBIA,
                   5s, 1/1/17                                                  Aaa                 4,968,750
                                                                                              --------------
                                                                                                  11,438,875

Tennessee (0.9%)
------------------------------------------------------------------------------------------------------------
      4,840,000  Knox Cnty., Hlth., Ed. & Hsg. Fac. Rev. Bonds
                   (Fort Sanders Alliance), MBIA, 5 3/4s, 1/1/14               Aaa                 5,366,350

Texas (11.4%)
------------------------------------------------------------------------------------------------------------
      5,680,000  Austin, Arpt. Syst. Rev. Bonds, Ser. A., MBIA, 6.1s,
                   11/15/11                                                    Aaa                 6,269,300
      3,505,000  Bexar Cnty., Hlth. Fac. Dev. Corp. Hosp. Corp.
                   Rev. Bonds (Baptist Memorial Hosp. Sys.), MBIA,
                   6 1/2s, 2/15/15                                             Aaa                 4,013,225
                 Brownsville, Util. Syst. Rev. Bonds AMBAC
      3,490,000    6 1/4s, 9/1/11                                              Aaa                 4,048,400
      5,250,000    5 1/4s, 9/1/20                                              Aaa                 5,289,375
        192,000  Dallas Cnty., Hsg. Fin. Corp. Single Fam. Mtge.
                   Rev. Bonds, MBIA, 10s, 10/1/07                              Aaa                   195,425
      5,000,000  Harris Cnty., Hosp. Dist. Mtge. Rev. Bonds,
                   AMBAC, 7.4s, 2/15/10                                        Aaa                 6,206,250
                 Harris Cnty., Toll Rd. Sr. Lien, Rev. Bonds, Ser. A
      4,000,000    AMBAC, 6 1/2s, 8/15/17                                      Aaa                 4,460,000
      5,000,000    MBIA, 6 1/4s, 8/15/15                                       Aaa                 5,656,250
                 Houston, Wtr. & Swr. Syst. Rev. Bonds, Ser. C,
                   AMBAC
      9,400,000    6 3/8s, 12/1/17                                             Aaa                10,246,000
        600,000    6 3/8s, 12/1/17 (Prerefunded)                               Aaa                   659,250
      4,900,000  Katy, Independent School Dist. VRDN, Ser. A, PSFG,
                    3.55s, 2/15/20                                             AAA                 4,900,000
      7,000,000  Lockhart, Correctional Fac. Fin. Corp. Rev. Bonds,
                   MBIA, 6 5/8s, 4/1/12                                        Aaa                 7,507,500
      5,000,000  Rio Grande Valley Hlth Fac. Dev. Corp. Rev. Bonds,
                   MBIA, 6.4s, 8/1/12                                          Aaa                 5,412,500
                                                                                              --------------
                                                                                                  64,863,475

Utah (2.4%)
------------------------------------------------------------------------------------------------------------
     12,400,000  Utah Pwr. Supply Rev. Bonds (Intermountain
                   Pwr. Agcy.), Ser. A, MBIA, 6.15s, 7/1/14                    Aaa                13,826,000
Virginia (2.1%)
------------------------------------------------------------------------------------------------------------
     10,000,000  Fredericksburg, Indl. Dev. Auth. Hosp. Fac. IFB,
                   FGIC, 9.377s, 8/15/23                                       Aaa                12,050,000

Washington (4.7%)
------------------------------------------------------------------------------------------------------------
      2,000,000  Tacoma, Elec. Syst. IFB, AMBAC, 9.073s, 1/2/15                Aaa                 2,357,500
                 WA State Pub. Pwr. Supply Syst. Rev. Bonds
      3,400,000    (Nuclear Project No. 2), Ser. C, FGIC, 7 3/8s,
                   7/1/11                                                      Aaa                 3,774,000
      6,000,000    Nuclear Project No. 3), Ser. B, MBIA, 7 1/8s,
                   7/1/16                                                      Aaa                 7,492,500
      3,500,000    (Nuclear No. 1), Ser. A, MBIA, 5 3/4s, 7/1/10               Aaa                 3,797,500
      5,000,000    (Nuclear No. 1), Ser. A, AMBAC, 5.7s, 7/1/09                Aaa                 5,437,500
      4,000,000  WA State Pub. Pwr. Supply System Nuclear No. 1
                   Rev Bonds, Ser. B, AMBAC, 5 1/8s, 7/1/17                    Aaa                 3,995,000
                                                                                              --------------
                                                                                              $   26,854,000
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $509,366,573) ***                                    $  562,355,206
------------------------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $567,534,237.

 ** The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at January 31, 1998 for the securities listed.  Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 1998.

*** The aggregate identified cost on a tax basis is $509,387,667, resulting in gross unrealized appreciation and depreciation of $53,272,024 and $304,485, respectively, or net unrealized appreciation of $52,967,539.

 ++ The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

  # A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 1998.

    The rates shown on IFB and IF COP, which are securities paying interest rates that vary inversely to changes in the market interest rates, and VRDN's are the current interest rates at January 31, 1998.

    The fund had the following industry group concentrations greater than 10% at January 31, 1998
    (as a percentage of net assets):
      Utilities          22.7%
      Transportation     15.3
      Healthcare         11.6
      Education          10.0

    The fund had the following insurance concentrations greater than 10% at January 31, 1998
    (as a percentage of net assets):
      MBIA               43.2%
      AMBAC              23.3
      FGIC               19.3


------------------------------------------------------------------------------------------
Futures Contracts Outstanding at January 31, 1998 (Unaudited)
                                             Aggregate Face   Expiration     Unrealized
                                Total Value       Value          Date       Depreciation
------------------------------------------------------------------------------------------
Municipal Index (Long)           $ 4,475,250    $ 4,503,375     Mar 98        $   (28,125)
U.S. Treasury Bonds (Short)       48,912,500     47,811,781     Mar 98         (1,100,719)
------------------------------------------------------------------------------------------
                                                                              $(1,128,844)
------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.



Statement of assets and liabilities
January 31, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $509,366,573) (Note 1)                                                $562,355,206
---------------------------------------------------------------------------------------------------
Interest and other receivables                                                            6,614,154
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    2,013,861
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                              607,783
---------------------------------------------------------------------------------------------------
Total assets                                                                            571,591,004

Liabilities
---------------------------------------------------------------------------------------------------
Payable to subcustiodian (Note 2)                                                            40,298
---------------------------------------------------------------------------------------------------
Payable for variation margin                                                                154,625
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                     1,204,192
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                2,208,806
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                282,151
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   74,322
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                14,277
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  2,473
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                       38,871
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       36,752
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         4,056,767
---------------------------------------------------------------------------------------------------
Net assets                                                                             $567,534,237

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                        $520,454,178
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                  (402,781)
---------------------------------------------------------------------------------------------------
Distributions in excess of gains on investments (Note 1)                                 (4,376,949)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                               51,859,789
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding              $567,534,237

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($229,827,115 divided by 14,739,875 shares)                                                  $15.59
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $15.59)*                                      $16.37
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($336,016,086 divided by 21,523,677 shares)+                                                 $15.61
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($1,691,036 divided by 108,468 shares)                                                       $15.59
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $15.59)**                                     $16.11
---------------------------------------------------------------------------------------------------
 * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales the offering price is reduced.

** On single retail sales of less than $50,000. On sales of $50,000 or more an on group sales the offering price is reduced.

 + Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.




Statement of operations
Six months ended January 31, 1998 (Unaudited)

Tax exempt interest income:                                                            $16,246,653

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         1,648,462
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             296,610
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                            6,868
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             6,652
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      218,955
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                        3,518
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     16,481
--------------------------------------------------------------------------------------------------
Auditing                                                                                    24,623
--------------------------------------------------------------------------------------------------
Legal                                                                                        3,957
--------------------------------------------------------------------------------------------------
Postage                                                                                     22,039
--------------------------------------------------------------------------------------------------
Other                                                                                        9,444
--------------------------------------------------------------------------------------------------
Total expenses                                                                           2,257,609
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (84,428)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             2,173,181
--------------------------------------------------------------------------------------------------
Net investment income                                                                   14,073,472
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                         1,983,168
--------------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                         (3,576,507)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures during the period                 6,534,546
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                  4,941,207
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $19,014,679
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                         January 31            July 31
                                                                                               1998*              1997
----------------------------------------------------------------------------------------------------------------------

Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   $14,073,472        $27,702,231
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                  (1,593,339)         3,202,120
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                6,534,546         21,060,361
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     19,014,679         51,964,712
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                              (5,338,178)       (10,898,424)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (8,572,009)       (17,162,957)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                 (32,066)           (36,135)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                                (693,067)        (1,307,922)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (1,056,197)        (2,245,530)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                  (4,695)            (5,460)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                              4,705,019        (12,501,630)
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                              8,023,486          7,806,654

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     559,510,751        551,704,097
----------------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $402,781 and
$534,000, respectively)                                                                $567,534,237       $559,510,751
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                    ended                                                      For the period
Per-share                                      January 31                                                      Sept. 20, 1993+
operating performance                          (Unaudited)                      Year ended July 31                 to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $15.50           $14.94           $14.86           $14.67           $15.88
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .38              .79              .81              .83              .73
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .14              .67              .08              .19            (1.12)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .52             1.46              .89             1.02             (.39)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.38)            (.80)            (.81)            (.82)            (.72)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.05)            (.10)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                    --               --               --             (.01)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.43)            (.90)            (.81)            (.83)            (.82)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $15.59           $15.50           $14.94           $14.86           $14.67
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            3.40 *          10.09             6.06             7.21            (2.49)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $229,827         $219,265         $196,948         $184,241         $143,079
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .47 *            .92              .90              .89              .80 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.48 *           5.22             5.37             5.68             4.73 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              13.10            36.13            54.58            37.62            47.72
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended ended July 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                     January 31
operating performance         (Unaudited)                                      Year Ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $15.52           $14.96           $14.87           $14.68           $15.50           $15.42
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .40              .74              .71              .73              .74              .75
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .13              .68              .09              .20             (.73)             .28
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .53             1.42              .80              .93              .01             1.03
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.39)            (.76)            (.71)            (.73)            (.73)            (.75)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.05)            (.10)              --               --               --             (.20)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --               --             (.01)            (.10)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.44)            (.86)            (.71)            (.74)            (.83)            (.95)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $15.61           $15.52           $14.96           $14.87           $14.68           $15.50
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           3.50 *           9.76             5.44             6.53               --             7.00
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $336,016         $339,354         $354,431         $377,443         $432,895         $572,659
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .37 *           1.22             1.58             1.54             1.53             1.74
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.58 *           4.93             4.72             5.05             4.81             4.88
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             13.10            36.13            54.58            37.62            47.72            42.01
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended ended July 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                       January 31                                       June 1, 1995+
operating performance                                           (Unaudited)             Year ended July 31         to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $15.50           $14.94           $14.86           $15.11
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .36              .74              .76              .12
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             .13              .67              .08             (.25)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .49             1.41              .84             (.13)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.35)            (.75)            (.76)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.05)            (.10)              --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                     --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.40)            (.85)            (.76)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $15.59           $15.50           $14.94           $14.86
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             3.25 *           9.76             5.74            (0.87)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                      $1,691             $892             $325              $17
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .62 *           1.22             1.19              .14 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             2.32 *           4.87             4.99              .73 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               13.10            36.13            54.58            37.62
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended ended July 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).



Notes to financial statements
January 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Tax-Free Insured Fund (the "fund") is a series of Putnam Tax Free Income Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open end management investment company. The fund pursues its objective of seeking high current income exempt from federal income tax by investing in tax exempt securities that are covered by insurance guaranteeing the timely payment of principal and interest, are rated AAA or Aaa, or are backed by the U.S. government.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 1998, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

H) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity. Discounts on zero coupon bonds and original issue discount are accreted according to the effective yield method.

Note 2
Management fee,
administrative services
and other transactions

Compensation of Putnam Investment Management Inc., (Putnam Management) the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million and 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion and 0.33% thereafter.

As part of the subcustodian contract between the subcustodian bank and Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc., the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At January 31, 1998, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended January 31, 1998, fund expenses were reduced by $84,428 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

The Internal Revenue Service is currently examining the treatment of expense offset arrangements in existence since 1994 for another Putnam tax-exempt income fund. Should a determination be made that such amounts should be treated as taxable income, it may give rise to a liability on the part of the fund and require the fund to report these amounts as taxable income in the future. The outcome of this matter cannot currently be predicted.

Trustees of the fund receive an annual Trustees fee of $530 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in the fund or in other Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.20%, 0.60% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively. Effective May 16, 1997, the Trustees agreed to temporarily waive the payment of the class B Plan.

For the six months ended January 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $16,670 and $660 from the sale of class A and class M shares, respectively, and $186,759 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. For the six months ended January 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received $48 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended January 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $71,509,766 and $76,414,866, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At January 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended
                                        January 31, 1998
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,183,707      $33,637,368
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       220,794        3,404,525
------------------------------------------------------------
                                  2,404,501       37,041,893

Shares
repurchased                      (1,810,907)     (27,835,787)
------------------------------------------------------------
Net increase                        593,594      $ 9,206,106
------------------------------------------------------------

                                           Year ended
                                         July 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       5,586,209      $84,102,047
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       392,582        5,922,033
------------------------------------------------------------
                                  5,978,791       90,024,080

Shares
repurchased                      (5,010,747)     (75,561,797)
------------------------------------------------------------
Net increase                        968,044      $14,462,283
------------------------------------------------------------

                                        Six months ended
                                        January 31, 1998
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,006,274      $30,902,898
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       387,891        5,987,572
------------------------------------------------------------
                                  2,394,165       36,890,470

Shares
repurchased                      (2,737,119)     (42,174,388)
------------------------------------------------------------
Net decrease                       (342,954)     $(5,283,918)
------------------------------------------------------------

                                            Year ended
                                          July 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,604,861     $ 39,330,965
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       823,114       12,433,181
------------------------------------------------------------
                                  3,427,975       51,764,146

Shares
repurchased                      (5,252,481)     (79,269,046)
------------------------------------------------------------
Net decrease                     (1,824,506)    $(27,504,900)
------------------------------------------------------------

                                        Six months ended
                                        January 31, 1998
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                          80,690       $1,238,677
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         2,008           30,954
------------------------------------------------------------
                                     82,698        1,269,631

Shares
repurchased                         (31,804)        (486,800)
------------------------------------------------------------
Net increase                         50,894       $  782,831
------------------------------------------------------------

                                           Year ended
                                         July 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                          58,619         $882,790
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         2,305           34,773
------------------------------------------------------------
                                     60,924          917,563

Shares
repurchased                         (25,085)        (376,576)
------------------------------------------------------------
Net increase                         35,839         $540,987
------------------------------------------------------------


WELCOME TO

                           www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly.

So be sure to bookmark us at

http://www.putnaminv.com


Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

William J. Curtin
Vice President

Gary N. Coburn
Vice President

Jerome J. Jacobs
Vice President

Blake E. Anderson
Vice President

Richard P. Wyke
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Tax-Free Insured Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

[LOGO OMITTED]
PUTNAM INVESTMENTS
The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109


--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

SA043-40527   035/438/629   3/98